Grant and Subsidy Income	9 Months Ended
Jan. 31, 2024
Grant And Subsidy Income [Abstract]
GRANT AND SUBSIDY INCOME
12.
GRANT AND SUBSIDY INCOME

During May 2022, the Company received a €0.5 million round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. During the nine months ended January 31, 2024, the Company recorded €0.2 million in grant income related to this funding compared to the €0.2 million recorded in the nine months ended January 31, 2023.